Annual Fund Operating Expenses - AST QMA US EQUITY ALPHA PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.83%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Dividend Expense on Short Sales	0.08%
Broker Fees and Expenses on Short Sales	0.25%
Remainder of Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	1.45%